Northern Lights Fund Trust III

Issachar Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the Issachar Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 11, 2015, (SEC Accession No. 0001580642-15-000623).